CONVERTIBLE PROMISSORY NOTES - Narrative (Details)				1 Months Ended	12 Months Ended
	Nov. 22, 2021 USD ($) arrangement $ / shares	Nov. 19, 2021 USD ($) $ / shares	Apr. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2021 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible notes					$ 446,827,000	$ 33,081,000	$ 63,250,000
Debt conversion, converted instrument, shares issued (in shares) | shares			10,921,548
Loss on extinguishment of debt					5,064,000	0	$ 0
Capped Call Options
Debt Instrument [Line Items]
Cost of capped calls		$ 66,700,000
Initial strike price (in dollars per share) | $ / shares		$ 29.2428
Cap price (in dollars per share) | $ / shares		$ 49.6575
Convertible Notes
Debt Instrument [Line Items]
Convertible notes payable					0	$ 67,600,000
Convertible Notes | Q1 2021 Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible notes				$ 1,100,000
Convertible Notes | Convertible Promissory Notes
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount			$ 77,700,000
Debt instrument, increase, accrued interest			$ 7,700,000
Loss on extinguishment of debt					$ 1,100,000
Convertible Notes | 2028 Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible notes	$ 445,700,000
Face amount	$ 460,000,000.0							$ 460,000,000.0
Fixed interest rate, annual	0.50%
Conversion price (in dollars per share) | $ / shares	$ 29.24
Redemption price, percentage	100.00%
Term	7 years
Effective interest rate	5.96%
Equity component	$ 135,200,000
Initial strike price (in dollars per share) | $ / shares	$ 29.2428
Convertible Notes | 2028 Convertible Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Conversion price, percentage	130.00%
Convertible Notes | 2028 Convertible Notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Threshold trading days | arrangement	20